Financial Instruments and Fair Value Disclosures - Derivatives designated as hedging instruments (Table 2) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest rate swaps - Realized Loss	$ (98,656)	$ (154,637)
Interest and finance costs (Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)
Interest rate swaps - Realized Loss	$ (98,656)	$ (154,637)